Nature of operations	12 Months Ended
Dec. 31, 2023
Disclosure Of Nature Of Operations [Abstract]
Nature of operations [Text Block]
Note 1: Nature of operations

Fury Gold Mines Limited (the "Company" or "Fury Gold") was incorporated on June 9, 2008, under the Business Corporations Act (British Columbia) and is listed on the Toronto Stock Exchange and the NYSE-American, with its common shares trading under the symbol FURY. The Company's registered and records office is at 1500-1055 West Georgia Street Vancouver, BC, V6E 4N7 and the mailing address is 1630-1177 West Hastings Street, Vancouver, BC, V6E 2K3.

The Company's principal business activity is the acquisition and exploration of resource projects in Canada. At December 31, 2023, the Company had two principal projects: Eau Claire in Quebec and Committee Bay in Nunavut. At December 31, 2023, the Company held a 50.022% interest in the Eleonore South Joint Venture ("ESJV"), which was then increased to 100% as part of a transaction that closed on February 29, 2024.

Sale of Homestake Resources Corporation ("Homestake Resources")

On December 6, 2021, the Company entered into a definitive agreement (the "Purchase Agreement") with Dolly Varden Silver Corporation ("Dolly Varden") pursuant to which the Company agreed to sell to Dolly Varden a 100% interest in Fury Gold's wholly owned subsidiary, Homestake Resources in exchange for $5,000 in cash and 76,504,590 common shares in Dolly Varden. Homestake Resources is the owner of a 100% interest in the Homestake Ridge gold-silver project which is located adjacent to the Dolly Varden Project owned by Dolly Varden in the Golden Triangle, British Columbia ("the Dolly Varden Transaction"). The Dolly Varden Transaction completed on February 25, 2022. As a result, Fury acquired the 76,504,590 Dolly Varden Shares on February 25, 2022, representing approximately 35.33% of the Dolly Varden Shares outstanding and 32.88% of Dolly Varden on a fully diluted basis as of that date.

In connection with the Dolly Varden Transaction and as contemplated in the Purchase Agreement, Dolly Varden and Fury Gold have also entered into an investor rights agreement dated February 25, 2022 (the "Investor Rights Agreement"). Pursuant to its obligations under the Investor Rights Agreement, Dolly Varden has appointed Forrester "Tim" Clark, the Chief Executive Officer ("CEO") of Fury Gold, and Michael Henrichsen, the Chief Geological Officer of Fury Gold, to the board of directors of Dolly Varden.

(a) On October 13, 2022, the Company announced that it had completed a non-brokered sale agreement to sell 17,000,000 common shares of Dolly Varden at $0.40 per share, representing approximately 7.4% of the outstanding common shares (note 11). The net proceeds received by the Company upon close of the transaction was $6,774. As of December 31, 2023, the Company held a 22.03% interest in Dolly Varden.

(b) On March 12, 2024, the Company sold 5,450,000 common shares of Dolly Varden at $0.735 per Share for gross proceeds of $4,006, thus reducing its position to 19.99% of Dolly Varden, and decreasing its right to one director on Dolly Varden under its Investors Rights Agreement, to which notice have been given. (Note 23g).

Acquisition of 25% equity interest in Universal Mineral Services Ltd. ("UMS")

On April 1, 2022, the Company purchased a 25% share interest in UMS, a private shared-services provider for nominal consideration. The remaining 75% of UMS is owned equally by three other junior resource issuers, namely Tier One Silver Inc, Coppernico Metals Inc, and Torq Resources Inc. who share a head office location in Vancouver, BC. Previously, UMS had been privately owned by a director in common, Mr. Ivan Bebek, then subsequently from January 1, 2022, by Mr. Steve Cook, another director in common, until March 31, 2022.

UMS is the private company through which its shareholders, including Fury Gold, share geological, financial, and transactional advisory services as well as administrative services on a full cost recovery basis. Having these services available through UMS, on an as needed basis, allows the Company to maintain a more efficient and cost-effective corporate overhead structure by hiring fewer full-time employees and engaging outside professional advisory firms less frequently. The agreement has an indefinite term and can be terminated by either party upon providing 180 days notice.

Increase in ownership interest of Éléonore South Joint Venture ("ESJV") and amended joint venture arrangement

On September 12, 2022, the Company and its joint operation partner Newmont Corporation ("Newmont"), through their respective subsidiaries, completed the acquisition of the remaining approximately 23.77% participating interest of Azimut Exploration Inc. in the ESJV, on a pro-rata basis. As a result of the transaction, the 100% ESJV participating interests at December 31, 2022 and 2023 were held 50.022% by the Company and 49.978% by Newmont, with Fury Gold remaining operator under an amended and restated joint operating agreement.

Subsequent to December 31, 2023, the Company and its joint operation partner Newmont Corporation ("Newmont"), through their respective subsidiaries, entered into a new agreement whereby the Company acquired 100% control of the interests, consolidating these properties into the Company's portfolio. The transaction closed on February 29, 2024 (note 23d).